Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment information

14. Segment information

The Company operates in one segment. Its products and services are sold throughout the world, through direct and indirect sales channels. The Company’s chief operating decision maker (the “CODM”) is the Chief Executive Officer. The CODM makes operating performance assessment and resource allocation decisions on a global basis. The CODM does not receive discrete financial information about asset allocation, expense allocation or profitability by product or geography.

Revenue by geography are based upon the billing address of the customer. All transfers between geographic regions have been eliminated from consolidated revenue. No customers represented greater than 10% of revenue for the three months ended March 31, 2021 and 2020. The following table sets forth revenue by geographic area:

	Three months ended March 31,
	2021	2020
	(in thousands)
Revenue:
North America	$17,633	$13,073
EMEA	11,191	10,215
APAC	9,976	9,373

Total revenue	$38,800	$32,661

The North America region includes revenue from the United States and Canada. Revenue generated to customers based in the United States was $17.6 million and $13.0 million for the three months ended March 31, 2021 and 2020, respectively.

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	March 31, 2021	December 31, 2020
	(in thousands)
Property and equipment, net:
United States	$941	$976
China	1,184	1,219
Other	526	468

Total property and equipment, net	$2,651	$2,663

14. Segment information

The Company operates in one segment. Its products and services are sold throughout the world, through direct and indirect sales channels. The Company’s chief operating decision maker (the “CODM”) is the Chief Executive Officer. The CODM makes operating performance assessment and resource allocation decisions on a global basis. The CODM does not receive discrete financial information about asset allocation, expense allocation or profitability by product or geography.

Revenue by geography are based upon the billing address of the customer. All transfers between geographic regions have been eliminated from consolidated revenue. No customers represented greater than 10% of revenue for the years ended December 31, 2020, 2019 and 2018. The following table sets forth revenue by geographic area:

	Year ended December 31,
	2020	2019	2018
	(in thousands)
Revenue:
North America	$67,823	$48,614	$48,612
EMEA	42,441	33,661	26,097
APAC	41,269	33,824	32,605

Total revenue	$151,533	$116,099	$107,314

The North America region includes revenue from the United States and Canada. Revenue generated to customers based in the United States was $67.5 million, $47.6 million and $46.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	As of December 31,
	2020	2019
	(in thousands)
Property and equipment, net:
United States	$976	$1,157
China	1,219	927
Other	468	569

Total property and equipment, net . . . . . .	$2,663	$2,653